DIGITAL ASSETS - Holdings (Details) $ in Thousands	Jun. 30, 2025 USD ($) digital_asset	Dec. 31, 2024 USD ($) digital_asset	Dec. 31, 2023 USD ($) digital_asset
Crypto Asset, Holding [Line Items]
Historical cost	$ 3,571,848	$ 3,041,321
Carrying value	3,558,761	2,928,225
Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	2,883,131	2,443,026
Carrying value	2,902,408	2,378,022
Portion at Other than Fair Value Measurement
Crypto Asset, Holding [Line Items]
Historical cost	688,717	598,295
Carrying value	$ 656,353	550,203
Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Historical cost		3,041,321	$ 1,044,186
Carrying value		2,928,225	1,088,171
Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		2,443,026	747,829
Carrying value		2,378,022	810,537
Galaxy Digital Holdings, LP | Portion at Other than Fair Value Measurement
Crypto Asset, Holding [Line Items]
Historical cost		598,295	296,357
Carrying value		$ 550,203	$ 277,634
Bitcoin
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	17,102	13,704
Bitcoin | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 1,814,196	$ 1,335,194
Carrying value	$ 1,832,368	$ 1,277,816
Bitcoin | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		13,704	9,725
Bitcoin | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 1,335,194	$ 412,517
Carrying value		$ 1,277,816	$ 411,093
USDC
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	263,084,648	333,713,029
USDC | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 263,708	$ 334,224
Carrying value	$ 263,005	$ 333,652
USDC | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		333,713,029	74,359,987
USDC | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 334,224	$ 74,350
Carrying value		$ 333,652	$ 74,338
Ether
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	90,521	112,248
Ether | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 219,824	$ 378,907
Carrying value	$ 224,987	$ 373,871
Ether | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		112,248	70,774
Ether | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 378,907	$ 164,210
Carrying value		$ 373,871	$ 161,450
SOL
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	1,098,828	498,767
SOL | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 165,717	$ 73,567
Carrying value	$ 170,109	$ 94,288
SOL | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		498,767
SOL | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 73,567
Carrying value		$ 94,288
XRP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	2,334,213
XRP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 51,367
Carrying value	$ 91,976
USDG
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	47,132,455
USDG | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 47,125
Carrying value	$ 47,132
SUI
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	15,387,541
SUI | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 33,576
Carrying value	34,407
UNI
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		5,216,565
UNI | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 71,911
Carrying value		$ 68,922
UNI | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		5,216,565
UNI | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 71,911
Carrying value		$ 68,922
TIA
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		9,626,784
TIA | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 17,995
Carrying value		$ 34,116
TIA | Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		9,626,784	12,000,000
TIA | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 17,995	$ 2,700
Carrying value		34,116	67,536
Other | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	287,618	231,228
Carrying value	$ 238,424	195,357
Other | Galaxy Digital Holdings, LP | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		231,228	94,052
Carrying value		$ 195,357	$ 96,120